Stock-based Compensation (Details 1) (USD $)	Dec. 31, 2013
Stock-Based Compensation Details
Range of Exercise Prices	$ 0.01
Outstanding Options, Shares	300,000
Wtd. Avg. Remaining Contractual Life (years)	7 years
Wtd. Avg. Exercise Prices	$ 0.01
Aggregate Intrinsic Value